Provisions - Schedule of status and changes of the defined benefit obligations, Other Foreign Subsidiaries (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid due to settlements	€ (179)	€ 0	€ 0
Other foreign subsidiaries | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	8,018	8,434	10,717
Incorporation of Group companies, net	0	(5)	(84)
Current service cost	31	34	35
Interest cost	546	429	465
Pre-retirement cost	0	(24)	0
Effect of curtailment/settlement	(3)	(3)	(5)
Benefits paid	(653)	(538)	(544)
Contributions made by employees	5	3	3
Past service cost	8	3	5
Actuarial (gains)/losses	(876)	(486)	176
Demographic actuarial (gains)/losses	5	16	23
Financial actuarial (gains)/losses	(881)	(502)	153
Exchange differences and other items	681	171	(2,334)
Net defined benefit liability (asset) at end of period	€ 7,578	€ 8,018	€ 8,434